Share-based Compensation	9 Months Ended
Sep. 30, 2022
Share-based Payment Arrangement [Abstract]
Share-based Compensation
14.	Share-based Compensation
As of September 30, 2022, total unrecognized compensation expenses related to unvested awards granted under the Global Share Plan and the 2018 Plan, adjusted for estimated forfeitures, was RMB3,900.8 million, which is expected to be recognized over a weighted-average period of 3.7 years and may be adjusted for future changes in estimated forfeitures.
The following table presents a summary of the Group’s share options activities for the nine months ended September 30, 2022:

	Total Number of shares	Weighted Average Exercise Price
	(In thousands)	US$
Outstanding at January 1, 2022	22,510	2.0010
Granted	5,830	0.0036
Exercised	(3,169)	0.0001
Forfeited	(1,642)	0.3455

Outstanding at September 30, 2022	23,529	1.8944

Exercisable at September 30, 2022	4,037	3.3579

The weighted average grant date fair value of share options granted for the nine months ended September 30, 2022 was RMB126.8 (US$18.5) per share, respectively.